Statements of Operations (USD $)	12 Months Ended			49 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009	Apr. 30, 2011
Income Statement [Abstract]
Revenues
Operating Expenses
Exploration expenses	204,203	47,000	1,906	268,619
Impairment on mineral property	933,330			933,330
Management fees	120,000	120,000	60,000	300,000
Professional fees	115,660	12,724	24,303	165,926
Administrative expenses	115,532	26,476	47,810	289,873
Total operating expenses	1,488,725	206,200	134,019	1,957,748
Income (Loss) from Operations	(1,488,725)	(206,200)	(134,019)	(1,957,748)
Interest expense	(2,611,467)	(4,068)	(6,413)	(2,634,561)
Loss on debt settlement	(367,357)			(367,357)
Change in derivative liability	1,505,257			1,505,257
Foreign currency transaction gain (loss)	(25,395)	77	7	(25,299)
Net Income (Loss)	$ (2,987,687)	$ (210,191)	$ (140,425)	$ (3,479,708)
Net Income (Loss) per Share	$ (0.014)	$ 0.00	$ 0.00
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	208,658,927	90,672,603	89,500,000